N-2	6 Months Ended
Jun. 30, 2023 shares
Cover [Abstract]
Entity Central Index Key	0000810766
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	CREDIT SUISSE ASSET MANAGEMENT INCOME FUND INC
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The investment objective of the Fund is to provide current income consistent with the preservation of capital.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Description [Text Block]	the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	shares outstanding
Outstanding Security, Not Held [Shares]	52,644,857
Beneficial Interest [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	The Fund has one class of shares of common stock, par value $0.001 per share; one hundred million shares are authorized.